SUPPLEMENTAL FINANCIAL INFORMATION (DETAILS) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011	Jun. 30, 2010
ACCRUED AND OTHER LIABILITIES - CURRENT
Marketing and promotion	$ 3,058	$ 2,857
Compensation expenses	1,874	1,822
Taxes payable	786	622
Legal and environmental	885	500
Other	2,687	2,758
TOTAL	9,290	8,559
OTHER NONCURRENT LIABILITIES
Pension benefits	4,388	4,701
Other postretirement benefits	1,887	1,915
Uncertain tax positions	2,326	2,381
Other	1,356	1,192
TOTAL	$ 9,957	$ 10,189